UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
Cash flows from operating activities
Net loss						$ (5,260,632)		$ (1,020,057)
Changes in operating working capital:
Accounts payable and accrued liabilities						416,093		101,316
Net cash used in operating activities						(5,161,413)		(163,524)
Cash flows from financing activities
Net cash provided by financing activities						7,736,308		233,667
Increase in cash						1,301,211		717
Cash, beginning of period						717
Cash, end of period						1,301,928		717
Presented as:
Cash						1,301,928		717
Cash and restricted cash at the end of the period						$ 1,301,928		$ 717
Oregon Energy LLC
Cash flows from operating activities
Net loss			$ 14,946	$ (66,005)			$ (153,783)		$ (773,772)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	$ 3,279	$ 3,278	6,559	6,557			13,007		13,007
Changes in operating working capital:
Prepaids and deposits			(34,097)	(42,219)			(8,031)		(1,908)
Accounts payable and accrued liabilities			(5,547)	(68,377)			(69,175)		35,465
Reclamation and environmental obligation				(2,000)			(2,000)		(14,628)
Net cash used in operating activities			(18,139)	(172,044)			(219,982)		(741,836)
Cash flows from financing activities
Capital contributions			3,141	110,768			149,864		651,058
Net cash provided by financing activities			3,141	110,768			149,864		651,058
Increase in cash			(14,998)	(61,276)			(70,118)		(90,778)
Cash, beginning of period			157,691	227,809	$ 166,533		227,809		318,587
Cash, end of period	142,693	166,533	142,693	166,533	142,693		157,691		227,809
Presented as:
Cash	1,733	6,063	1,733	6,063	1,733		16,731		67,339
Restricted cash	140,960	160,470	140,960	160,470	140,960		140,960		160,470
Cash and restricted cash at the end of the period	$ 142,693	$ 166,533	$ 142,693	$ 166,533	$ 142,693		$ 157,691		$ 227,809